INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

February 28, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of the Aristotle/Saul Global Opportunities Fund

The Registrant is filing Post-Effective Amendment No. 477 to its Registration Statement with respect to the Aristotle/Saul Opportunity Fund under Rule 485(a) (1) due to revisions to its principal investment strategies in connection with the addition of the term “Global” to the Fund name.   The Fund changed its name from the “Aristotle/Saul Opportunity Fund” to the “Aristotle/Saul Global Opportunities Fund”.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer